Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis
The following tables summarize certain information for assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurements as of
	September 30, 2018
	Estimated Fair Value	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$14,250	$14,250	$—	$—
Commercial paper	10,382	—	10,382	—
Total cash equivalents	24,632	14,250	10,382	—
Short-term investments:
Commercial paper	$47,631	$—	$47,631	$—
Corporate bonds	34,576	—	34,576	—
U.S. government securities	11,907	11,907	—	—
Total short-term investments	94,114	11,907	82,207	—
Total assets	$118,746	$26,157	$92,589	$—

	Fair Value Measurements as of
	December 31, 2017
	Estimated Fair Value	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$6,446	$6,446	$—	$—
Commercial paper	1,099	—	1,099	—
Total cash equivalents	7,545	6,446	1,099	—
Short-term investments:
Commercial paper	$5,384	$—	$5,384	$—
Corporate bonds	1,804	—	1,804	—
Total short-term investments	7,188	—	7,188	—
Total assets	$14,733	$6,446	$8,287	$—
Liabilities
Preferred stock warrants	$157	$—	$—	$157

	Fair Value Measurements as of
	December 31, 2016
	Estimated
	Fair Value	Level 1	Level 2	Level 3
Assets
Money market funds	$5,084	$5,084	$—	$—
Liabilities
Preferred stock warrants	$53	$—	$—	$53

	Fair Value Measurements as of
	December 31, 2017
	Estimated
	Fair Value	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$6,446	$6,446	$—	$—
Commercial paper	1,099	—	1,099	—
Total cash equivalents	7,545	6,446	1,099	—
Short-term investments:
Commercial paper	$5,384	$—	$5,384	—
Corporate bonds	1,804	—	1,804	—
Total short-term investments	7,188	—	7,188	—
Total assets	$14,733	$6,446	$8,287	$—
Liabilities
Preferred stock warrants	$157	$—	$—	$157

Schedule of reconciliation of preferred stock warrant liabilities
The following table provides a reconciliation of the beginning and ending balances of our preferred stock warrant liabilities:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
Balance at beginning of period	$—	$57	$157	$53
Initial fair value of preferred stock warrants issued	—	—	103	4
Reclassified to equity	—	—	(855)	—
Change in fair value of preferred stock warrants	—	—	595	—
Balance at end of period	$—	$57	$—	$57

Changes in the fair value of the preferred stock warrant liability were recorded in other expenses on the condensed statements of operations and comprehensive loss. In connection with the closing of the IPO in May 2018, warrants to purchase shares of preferred stock automatically converted into warrants to purchase shares of common stock, resulting in the reclassification of the related convertible preferred stock warrant liability to APIC.

The following table provides a reconciliation of the beginning and ending balances of the Company's preferred stock warrant liabilities:

Balance as of December 31, 2014	$203
Initial fair value of preferred stock warrants issued	33
Change in fair value of preferred stock warrants	12
Balance as of December 31, 2015	248
Change in fair value of preferred stock warrants	(195)
Balance as of December 31, 2016	53
Initial fair value of preferred stock warrants issued	4
Change in fair value of preferred stock warrants	100
Balance as of December 31, 2017	$157